Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Trade and other receivables
Trade, leases and services receivable	$ 473,816	$ 522,633
Less: allowance for doubtful accounts	(8,627)	(8,483)	$ (7,967)
Total trade receivables	465,189	514,150
Prepayments	129,464	117,317
Borrowings, deposits and others	70,987	71,533
Guarantee deposits	115	124
Tax receivables	77,917	59,250
Others	16,157	63,720
Total other receivables	294,640	311,944
Total trade and other receivables	759,829	826,094
Non-current	153,977	234,680
Current	605,852	591,414
Total	$ 759,829	$ 826,094